Trade Payables - Summary of Trade Payables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Summary of trade payables [line items]
Trade payables	R$ 2,551,607	R$ 2,155,498	R$ 1,709,563
Domestic suppliers [member]
Summary of trade payables [line items]
Trade payables	2,079,010	1,973,668
Domestic suppliers agreement [member]
Summary of trade payables [line items]
Trade payables	73,169
Foreign suppliers [member]
Summary of trade payables [line items]
Trade payables	472,597	R$ 181,830
Foreign suppliers agreement [member]
Summary of trade payables [line items]
Trade payables	R$ 106,901